N-2 - USD ($) $ / shares in Units, $ in Millions	Mar. 19, 2026	Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0001982701
Amendment Flag	false
Securities Act File Number	814-01744
Document Type	8-K
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	721-2900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
The net asset value (“
NAV
”) per share of each class of the Fund as of February 2
8
, 2026 as determined in accordance with the Fund’s valuation policy, is set forth below.

NAV per Share as of February 2 8 , 2026
Class I shares	$25.00
Class S shares	—
Class D shares	—
As of February 2
8
, 2026, the Fund’s aggregate NAV was approximately $167.6 million, the fair value of its investment portfolio was approximately $360.6 million, and it had approximately $198.5 million of debt outstanding (at principal).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 167.6
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 25
Class S shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		0
Class D shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 0